Intangible assets and goodwill - Goodwill (Details) € in Thousands	12 Months Ended
	Jun. 30, 2025 EUR (€)	Apr. 23, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Oct. 31, 2014	Oct. 09, 2014
Disclosure of information for cash-generating units
Cash-generating units	2
Goodwill	€ 138,892		€ 138,892
Cash flow forecast measurement period	5 years
Mytheresa.com GmbH
Disclosure of information for cash-generating units
Percentage of voting interests acquired					100.00%
Theresa Warenvertrieb GmbH
Disclosure of information for cash-generating units
Percentage of voting interests acquired				100.00%
YOOX Net-a-Porter Group S.p.A (YNAP)
Disclosure of information for cash-generating units
Percentage of voting interests acquired		100.00%
Goodwill recognised as of acquisition date		€ 0
Goodwill
Disclosure of information for cash-generating units
Cash flow forecast measurement period	5 years
Terminal growth rate	2.00%		2.00%
Period of measurement of revenue growth rate	5 years
Risk-free interest rate	3.00%		2.50%
Market risk premium	6.50%		7.00%
Online
Disclosure of information for cash-generating units
Goodwill	€ 137,933
Online | Goodwill
Disclosure of information for cash-generating units
Budgeted revenue growth rate (CAGR for the next five years)	9.60%		14.33%
EBITDA margin in Terminal value	7.80%		7.50%
Terminal growth rate	2.00%		2.00%
Discount rate	12.20%		12.20%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 212,000		€ 205,000
Retail Store
Disclosure of information for cash-generating units
Goodwill	€ 959
Retail Store | Goodwill
Disclosure of information for cash-generating units
Budgeted revenue growth rate (CAGR for the next five years)	0.90%		2.20%
EBITDA margin in Terminal value	30.10%		32.90%
Terminal growth rate	2.00%		2.00%
Discount rate	13.20%		12.00%